Advances to suppliers (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Advances to Suppliers [Line Items]
Current	R$ 127,180	R$ 113,743
Non-current	2,412,921	2,242,229
Total
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,540,101	2,355,972
Forestry development program and partnerships
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,412,921	2,242,229
Advance to suppliers - others
Advances to Suppliers [Line Items]
Advances to Suppliers.	R$ 127,180	R$ 113,743